Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued employee compensation	$ 5,028	$ 4,128	$ 2,183
Accrued license milestone	15,000
Accrued external research and development costs	1,290	7,118	702
Accrued professional services and consulting	1,480	608	989
Accrued facilities costs	583	3,709
Other accrued expenses	477	255	98
Accrued expenses	$ 23,858	$ 15,818	$ 3,972